SUBSEQUENT EVENTS (Details Narrative) $ in Thousands	Jun. 30, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Initial amount series A preferred stock	$ 2,300
Additional shares Exchange	1,000
Frist Tranche [Member]
IfrsStatementLineItems [Line Items]
Convertible loan amount	5,000
Second Tranche [Member]
IfrsStatementLineItems [Line Items]
Convertible loan amount	6,000
Third Tranche [Member]
IfrsStatementLineItems [Line Items]
Convertible loan amount	$ 5,000